Summary of Significant Accounting Policies - Schedule of Shares Subject to Redemption (Details) - Class A Ordinary Shares Subject to Redemption - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Shares Subject to Redemption [Line Items]
Class A Ordinary Shares subject to possible redemption, Shares Beginning	16,000,000	16,000,000	16,000,000
Class A Ordinary Shares subject to possible redemption, Amount Beginning	$ 172,919,855	$ 171,405,977	$ 164,407,016
Class A Ordinary Shares subject to possible redemption, Shares Ending	3,923,923	16,000,000	16,000,000	16,000,000
Class A Ordinary Shares subject to possible redemption, Amount Ending	$ 42,874,392	$ 172,919,855	$ 171,405,977	$ 164,407,016
Redemptions, Shares	(12,076,077)
Redemptions, Amount	$ (131,489,166)
Accretion of carrying value to redemption value, Shares
Accretion of carrying value to redemption value, Amount	$ (3,372,652)	$ 1,513,878	$ 6,998,961	$ 16,680,349
Class A Ordinary Shares issuance costs, Shares
Class A Ordinary Shares issuance costs, Amount	$ 4,816,355